UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21507

Wells Fargo Advantage Utilities and High Income Fund

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage

Utilities and High Income Fund

Semi-Annual Report

February 28, 2015

This closed-end fund is no longer offered as an initial public offering and is only offered through broker/dealers on the secondary market. A closed-end fund is not required to buy its shares back from investors upon request.

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*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/utilitiesandhighincome.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of February 28, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Utilities and High Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

During the period, an improving U.S. economy, a stronger U.S. dollar, declining oil and gas prices, and central bank actions globally were among the most significant influences on the equity and bond markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Utilities and High Income Fund for the six-month period that ended February 28, 2015. During the period, an improving U.S. economy, a stronger U.S. dollar, declining oil and gas prices, and central bank actions globally were among the most significant influences on the equity and bond markets.

The U.S. Federal Reserve (Fed) continued to hold short-term interest rates near zero, which supported equity investing, although falling energy commodity prices caused volatility. Utilities sector stocks benefited while energy sector stocks suffered. Many domestic longer-term fixed-income market segments recorded positive returns, which was counter to investor expectations that bonds would suffer when the Fed ended its quantitative easing-related bond-buying program in October 2014. U.S. high-yield bond returns were essentially flat. Energy-related high-yield bonds declined due to falling oil and natural gas prices.

Strengthening U.S. economic recovery benefited investors.

The U.S. economy strengthened with positive gross domestic product measures in each of the last two quarters of 2014. Consumer sentiment improved and corporate earnings generally were favorable. In 2015, initial weekly jobless claims fell to 267,000 for the week ended January 24. The unemployment rate declined from 5.7% in January to 5.5% in February. The S&P 500 Index1 returned 6.12%. Nine of ten business sectors in the index had positive returns. The lone exception was the S&P 500 Energy Index2, which fell 18.21% when oil and natural gas prices declined in the second half of 2014 before stabilizing in early 2015. The S&P 500 Utilities Index3 returned 6.44%. Utilities stocks followed a negative September 2014 return with four months of positive performances before declining 6.40% in February 2015 when improving economic data caused the 10-year U.S. Treasury bond yield to spike. Some stocks may look less attractive during times of rising fixed-income yields because investors may consider stocks, particularly utilities stocks, as a source of dividend income when bond investment returns are low.

Returns in fixed-income markets, while not as strong as stocks, were positive in many sectors. Domestic bond yields were higher than international bonds, driving continued investor demand for U.S. issues. The Barclays U.S. Aggregate Bond Index4 returned 2.25%. Returns in the high-yield sector of the fixed-income market were essentially flat, falling 0.08% as measured by the Barclays U.S. Corporate High Yield Bond Index5.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The S&P 500 Energy Index is a market-value-weighted index that measures the performance of all stocks within the energy sector of the S&P 500 Index. You cannot invest directly in an index.

[3]	The S&P 500 Utilities Index is a market-value-weighted index that measures the performance of all stocks within the utilities sector of the S&P 500 Index. You cannot invest directly in an index.

[4]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

[5]	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar–denominated, nonconvertible, non-investment-grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	3

Europe and Asia focus on economic stimulus.

As the U.S. economic recovery gained strength, economies in other global regions tended to struggle. In response, central banks in Europe, Japan, and China took steps to spark business activity and economic growth. The European Central Bank reduced interest rates in June and September 2014 and announced a quantitative easing bond-buying program early in 2015. While Japan’s economy rebounded from recession in the final quarter of 2014, the Bank of Japan maintained accommodative monetary policies because growth was weaker than expected. The People’s Bank of China reduced interest rates in November 2014 and February 2015 in an effort to spark increased economic activity, however government officials revised their projections for future economic growth lower. U.S. investors in international equity markets saw positive returns in local currency terms turn negative after translation into U.S. dollars because the U.S. dollar strengthened substantially. During the period, the return for the MSCI All Country World Index ex-USA Index (Net)6 was -3.78%. On the international fixed-income front, the return for the Barclays Global Aggregate ex-U.S. Dollar Bond Index7 was -9.54% during the period, as investors shunned foreign debt markets in favor of the U.S., helping to sustain higher domestic bond prices.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

As the U.S. economic recovery gained strength, economies in other global regions tended to struggle. In response, central banks in Europe, Japan, and China took steps to spark business activity and economic growth.

[6]	The MSCI All Country World Index ex-USA Index (Net) includes large-, mid-, small-, and micro-cap segments for all developed markets countries in the index together with large-, mid-, and small-cap segments for the emerging markets countries. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[7]	The Barclays Global Aggregate ex-U.S. Dollar Bond Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

4	Wells Fargo Advantage Utilities and High Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks a high level of current income and moderate capital growth, with an emphasis on providing tax-advantaged dividend income.

Adviser

Wells Fargo Funds Management, LLC

Subadvisers

Crow Point Partners, LLC

Wells Capital Management Incorporated

Portfolio managers

Phillip Susser

Niklas Nordenfelt, CFA

Timothy P. O’Brien, CFA

Average annual total return1 (%) as of February 28, 2015

	6 months	1 year	5 year	10 year
Based on market value	8.35	16.66	4.74	7.91
Based on net asset value (NAV) per share	1.13	8.99	11.81	6.79

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the sales of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Performance figures of the Fund do not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares. If taxes and such brokerage commissions had been reflected, performance would have been lower. To obtain performance information current to the most recent month-end, please call 1-800-222-8222.

The Fund’s expense ratio for the six months ended February 28, 2015, was 1.09% which includes 0.16% of interest expense.

Comparison of NAV vs. market value[2]

High-yield, lower-rated bonds may contain more risk due to the increased possibility of default. Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability, and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets. Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation due to adverse developments within that industry or sector. Small- and midcap securities may be subject to special risks associated with narrower product lines and limited financial resources compared with their large-cap counterparts. The use of leverage results in certain risks including, among others, the likelihood of greater volatility of net asset value and the market price of common shares. Derivatives involve additional risks, including interest-rate risk, credit risk, the risk of improper valuation, and the risk of noncorrelation to the relevant instruments they are designed to hedge or to closely track. There are numerous risks associated with transactions in options on securities. Illiquid securities may be subject to wide fluctuations in market value and may be difficult to sell.

[1]	Total returns based on market value are calculated assuming a purchase of common stock on the first day and sale on the last day of the period reported. Total returns based on NAV are calculated based on the NAV at the beginning of the period and end of period. Dividends and distributions, if any, are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan.

[2]	This chart does not reflect any brokerage commissions charged on the purchase and sale of the Fund’s common stock. Dividends and distributions paid by the Fund have the effect of reducing the Fund’s NAV.

Performance highlights (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	5

MANAGERS’ DISCUSSION

The Fund’s return was 8.35% based on market value and 1.13% based on net asset value during the six-month period that ended February 28, 2015.

Overview

For the period, high-yield bond prices declined, driven primarily by the energy sector as oil prices fell nearly 50%. The high-yield market reached its lowest level in December 2014 and moved higher through January and February. Corporate leverage levels have moved higher over the past several years, though they are not at record highs. Typically, leverage is highest during recessions when earnings before interest, taxes, depreciation, and amortization typically decline. That is not the situation today. Economic and business measures have improved. In addition, accommodative U.S. Federal Reserve (Fed) policies allow companies to take advantage of historically low interest rates to extend maturities while keeping interest costs low. Low interest costs reduce the cash-flow impact of higher debt levels as evidenced by today’s historically high interest coverage levels, which measure the ability of companies to meet interest obligations on outstanding debt.

The Fund’s equity allocation was positioned somewhat more defensively during the period compared with the period that ended August 31, 2014. Interest rates generally declined during 2014 and into 2015, with the 10-year U.S. Treasury yield falling below 2.00% early in 2015 before moving higher in February 2015. Within the equity portfolio, the Fund’s cash allocation increased.

Ten largest holdings[3] (%) as of February 28, 2015
Entergy Louisiana LLC	5.14
American Electric Power Company Incorporated	4.61
ITC Holdings Corporation	4.19
NextEra Energy Incorporated	4.14
Deutsche Post AG	4.09
Suez Environnement Company SA	3.93
The Williams Companies Incorporated	3.93
Edison International	3.86
Eversource Energy	3.73
Great Plains Energy Incorporated	3.73

Credit quality[4] as of February 28, 2015

Contributors to performance

Relative to the broader high-yield market, the Fund’s fixed-income portfolio allocation to the exploration and production and metals and mining industries had a beneficial effect on performance, though it was offset to some extent by its oil-field services industry positions. Select European equity investments contributed to performance despite the strengthening U.S. dollar, with gains in Deutsche Post AG and Veolia Environnement SA. Domestic utility investments NextEra Energy Incorporated; American Electric Power Company Incorporated; Edison International; Entergy Louisiana, LLC; and Public Service Enterprise Group Incorporated contributed to performance.

Detractors from performance

The Fund’s allocation to BB-rated bonds detracted from performance, while a lower risk profile contributed. Stocks of companies directly exposed to energy prices detracted from performance, including The Williams Companies Incorporated; Spectra Energy Corporation; and EQT Corporation.

6	Wells Fargo Advantage Utilities and High Income Fund	Performance highlights (unaudited)

Country allocation[5] as of February 28, 2015

Management outlook

Our base case is for high-yield bonds to perform in a relatively stable manner, potentially outperforming government and investment-grade corporate bonds, which may be more affected by rising interest rates. In this scenario, the economy improves while U.S. Treasury yields rise. We believe lower energy prices are generally positive for the economy and high-yield bonds, with the exception of energy exploration and development companies and others associated with them. We do not expect a substantial increase in 2015 defaults for energy exploration and development companies if energy prices remain at today’s level because many have hedged 2015 production partially and have access to secured debt markets. If energy prices remain low for several years, an uptick may be expected in energy-company defaults in the coming years. High levels of developed markets governmental debt, a potential real estate and municipal debt bubble in China, and persistent trade and current account concerns among certain countries could renew fears of systemic risks and related falls in risk markets. Long-term high-yield bond performance is likely to be driven primarily by corporate fundamentals and defaults. Over a full cycle, we believe the best way to protect the Fund against the potentially negative effects periodic bouts of systemic fear can have will be a continued focus on a bottom-up approach that seeks to minimize downside risk while capturing the return potential of high-yield issuers.

A strengthening economy and potential interest-rate increases also influence the outlook from an equity perspective. While stronger economic growth will be positive for utilities suffering from weak sales, it could push interest rates higher, which could be a near-term headwind for utility stocks. During the period, interest rates in the U.S. remained higher compared with Europe and Japan and the U.S. dollar strengthened sharply. The dollar could move higher if and when the Fed raises U.S. interest rates. Longer-term fundamentals for regulated network operators remain robust, while the outlook for utilities with significant commodity-price exposure remains challenging.

[3]	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[4]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These percentages are subject to change and may have changed since the date specified.

Summary portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	7

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Shares	Value	Percent of net assets

Common Stocks: 63.26%

Energy: 9.58%

Oil, Gas & Consumable Fuels: 9.58%
Cenovus Energy Incorporated	75,000	$1,296,750	1.04%
Energen Corporation	15,000	969,600	0.77
EQT Corporation	15,000	1,197,150	0.96
Spectra Energy Corporation	75,000	2,661,750	2.13
The Williams Companies Incorporated	100,000	4,904,000	3.93
Veresen Incorporated	75,000	933,525	0.75

		11,962,775	9.58

Industrials: 4.14%

Air Freight & Logistics: 4.09%
Deutsche Post AG	150,000	5,107,904	4.09

Construction & Engineering: 0.05%
Other securities		56,340	0.05

Telecommunication Services: 3.52%

Diversified Telecommunication Services: 2.19%
BCE Incorporated	16,000	700,960	0.56
Verizon Communications Incorporated	41,291	2,041,840	1.63

		2,742,800	2.19

Wireless Telecommunication Services: 1.33%
Shenandoah Telecommunications Company	45,000	1,309,050	1.05
Other securities		347,771	0.28

		1,656,821	1.33

Utilities: 46.02%

Electric Utilities: 31.70%
American Electric Power Company Incorporated	100,000	5,758,000	4.61
Duke Energy Corporation	30,514	2,396,875	1.92
Edison International	75,000	4,818,750	3.86
Endesa SA	80,000	1,617,699	1.30
Enel SpA	200,000	921,650	0.74
Eversource Energy	90,000	4,657,500	3.73
Exelon Corporation	16,000	542,720	0.44
Great Plains Energy Incorporated	175,000	4,656,750	3.73
IDACORP Incorporated	25,000	1,565,500	1.25
ITC Holdings Corporation	135,000	5,228,550	4.19
NextEra Energy Incorporated	50,000	5,173,000	4.14
PNM Resources Incorporated	75,000	2,141,250	1.72

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Utilities and High Income Fund	Summary portfolio of investments—February 28, 2015 (unaudited)

Security name			Shares	Value	Percent of net assets

Electric Utilities (continued)
Other securities				$96,384	0.07%

				39,574,628	31.70

Gas Utilities: 0.83%
Snam SpA			200,000	1,012,069	0.81
Other securities				23,852	0.02

				1,035,921	0.83

Multi-Utilities: 11.32%
CenterPoint Energy Incorporated			50,000	1,039,500	0.83
Public Service Enterprise Group Incorporated			50,000	2,103,000	1.68
Sempra Energy			19,900	2,153,180	1.72
Suez Environnement Company SA			275,000	4,906,895	3.93
TECO Energy Incorporated			50,000	981,500	0.79
Veolia Environnement SA			137,000	2,667,592	2.14
Other securities				287,177	0.23

				14,138,844	11.32

Water Utilities: 2.17%
American Water Works Company Incorporated			50,000	2,704,000	2.17

Total Common Stocks (Cost $53,882,275)				78,980,033	63.26

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes: 28.97%

Consumer Discretionary: 4.92%

Auto Components: 0.47%
Other securities				583,900	0.47

Distributors: 0.06%
Other securities				73,875	0.06

Diversified Consumer Services: 0.49%
Other securities				616,178	0.49

Hotels, Restaurants & Leisure: 1.38%
CCM Merger Incorporated 144A	9.13%	5-1-2019	$465,000	505,688	0.41
Greektown Holdings LLC 144A	8.88	3-15-2019	565,000	603,138	0.48
Other securities				618,797	0.49

				1,727,623	1.38

Household Durables: 0.15%
Other securities				186,938	0.15

Media: 2.04%
Gray Television Incorporated	7.50	10-1-2020	500,000	520,000	0.42
Other securities				2,026,009	1.62

				2,546,009	2.04

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Specialty Retail: 0.33%
Other securities				$408,181	0.33%

Consumer Staples: 0.23%

Beverages: 0.05%
Other securities				60,000	0.05

Food Products: 0.18%
Other securities				220,150	0.18

Energy: 5.94%

Energy Equipment & Services: 2.44%
NGPL PipeCo LLC 144A	7.77%	12-15-2037	$715,000	768,625	0.62
Other securities				2,272,901	1.82

				3,041,526	2.44

Oil, Gas & Consumable Fuels: 3.50%
Other securities				4,373,363	3.50

Financials: 4.68%

Banks: 0.14%
Other securities				177,801	0.14

Capital Markets: 0.47%
Other securities				590,888	0.47

Consumer Finance: 1.61%
Other securities				2,008,198	1.61

Diversified Financial Services: 0.42%
Other securities				523,038	0.42

Insurance: 0.18%
Other securities				223,875	0.18

Real Estate Management & Development: 0.37%
Other securities				459,375	0.37

REITs: 1.49%
Other securities				1,863,142	1.49

Health Care: 2.84%

Health Care Equipment & Supplies: 0.38%
Other securities				474,113	0.38

Health Care Providers & Services: 1.68%
Capella Healthcare Incorporated	9.25	7-1-2017	430,000	447,200	0.36
Select Medical Corporation	6.38	6-1-2021	455,000	457,275	0.37
Other securities				1,192,407	0.95

				2,096,882	1.68

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Utilities and High Income Fund	Summary portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Health Care Technology: 0.31%
Other securities				$389,613	0.31%

Pharmaceuticals: 0.47%
Other securities				579,260	0.47

Industrials: 1.69%

Airlines: 0.14%
Other securities				171,415	0.14

Commercial Services & Supplies: 0.65%
Other securities				816,726	0.65

Construction & Engineering: 0.18%
Other securities				228,213	0.18

Trading Companies & Distributors: 0.72%
Other securities				895,132	0.72

Information Technology: 2.32%

Electronic Equipment, Instruments & Components: 0.69%
Jabil Circuit Incorporated	8.25%	3-15-2018	$620,000	716,100	0.57
Other securities				145,800	0.12

				861,900	0.69

Internet Software & Services: 0.11%
Other securities				141,400	0.11

IT Services: 0.98%
First Data Corporation	11.75	8-15-2021	375,000	436,875	0.35
Other securities				790,440	0.63

				1,227,315	0.98

Semiconductors & Semiconductor Equipment: 0.10%
Other securities				121,469	0.10

Software: 0.10%
Other securities				126,813	0.10

Technology Hardware, Storage & Peripherals: 0.34%
Other securities				420,548	0.34

Materials: 0.52%

Chemicals: 0.02%
Other securities				21,750	0.02

Containers & Packaging: 0.35%
Other securities				437,482	0.35

Paper & Forest Products: 0.15%
Other securities				192,292	0.15

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Telecommunication Services: 3.75%

Diversified Telecommunication Services: 1.80%
GCI Incorporated	8.63%	11-15-2019	$428,000	$447,795	0.36%
Syniverse Holdings Incorporated	9.13	1-15-2019	525,000	546,000	0.44
Other securities				1,259,273	1.00

				2,253,068	1.80

Wireless Telecommunication Services: 1.95%
Sprint Capital Corporation	6.88	11-15-2028	1,100,000	1,034,000	0.83
Other securities				1,399,415	1.12

				2,433,415	1.95

Utilities: 2.08%

Electric Utilities: 1.41%
ComEd Financing III	6.35	3-15-2033	1,340,000	1,370,603	1.10
Other securities				394,243	0.31

				1,764,846	1.41

Gas Utilities: 0.22%
Other securities				267,063	0.22

Independent Power & Renewable Electricity Producers: 0.45%
Other securities				560,472	0.45

Total Corporate Bonds and Notes (Cost $34,653,059)				36,165,247	28.97

Loans: 2.40%
Texas Competitive Electric Holdings Company LLC ±(s)	4.66	10-10-2015	1,471,940	931,002	0.75
Other securities				2,066,683	1.65

Total Loans (Cost $3,589,380)				2,997,685	2.40

	Dividend yield		Shares
Preferred Stocks: 10.89%

Financials: 0.07%

Banks: 0.07%
Other securities				89,986	0.07

Utilities: 10.82%

Electric Utilities: 10.82%
Alabama Power Company	6.45		20,576	568,412	0.46
Entergy Arkansas Incorporated	4.75		65,000	1,537,250	1.23
Entergy Arkansas Incorporated	4.90		80,000	1,972,000	1.58
Entergy Louisiana LLC	4.70		270,483	6,421,266	5.14
Indianapolis Power & Light Company	5.65		20,000	1,940,626	1.55
NextEra Energy Capital Holding Incorporated Series I	5.13		44,000	1,067,000	0.86

				13,506,554	10.82

Total Preferred Stocks (Cost $12,476,809)				13,596,540	10.89

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Utilities and High Income Fund	Summary portfolio of investments—February 28, 2015 (unaudited)

Security name				Value	Percent of net assets

Warrants: 0.05%

Utilities: 0.05%

Gas Utilities: 0.05%
Other securities				$61,760	0.05%

Total Warrants (Cost $30,480)				61,760	0.05

Yankee Corporate Bonds and Notes: 2.31%

Consumer Discretionary: 0.00%

Media: 0.00%
Other securities				3,083	0.00

Energy: 0.37%

Oil, Gas & Consumable Fuels: 0.37%
Other securities				466,077	0.37

Financials: 0.02%

Banks: 0.02%
Other securities				31,200	0.02

Health Care: 0.32%

Pharmaceuticals: 0.32%
Other securities				403,781	0.32

Industrials: 0.04%

Aerospace & Defense: 0.04%
Other securities				45,000	0.04

Materials: 0.52%

Containers & Packaging: 0.18%
Other securities				229,253	0.18

Metals & Mining: 0.26%
Other securities				321,500	0.26

Paper & Forest Products: 0.08%
Other securities				93,000	0.08

	Interest rate	Maturity date	Principal

Telecommunication Services: 1.04%

Diversified Telecommunication Services: 1.00%
Intelsat Jackson Holdings SA	5.50%	8-1-2023	$575,000	543,375	0.43
Other securities				701,731	0.57

				1,245,106	1.00

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	13

Security name			Value	Percent of net assets

Wireless Telecommunication Services: 0.04%
Other securities			$51,188	0.04%

Total Yankee Corporate Bonds and Notes (Cost $2,924,078)			2,889,188	2.31

	Yield	Shares
Short-Term Investments: 10.12%

Investment Companies: 10.12%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class ##(l)(u)	0.10%	12,636,577	12,636,577	10.12

Total Short-Term Investments (Cost $12,636,577)			12,636,577	10.12

Total investments in securities (Cost $120,192,658) *			147,327,030	118.00%
Other assets and liabilities, net			(22,474,532)	(18.00)

Total net assets			$124,852,498	100.00%

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for unfunded loans.

*	Cost for federal income tax purposes is $120,714,424 and unrealized gains (losses) consists of:

Gross unrealized gains	$30,683,305
Gross unrealized losses	(4,070,699)

Net unrealized gains	$26,612,606

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Utilities and High Income Fund	Statement of assets and liabilities—February 28, 2015 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $107,556,081)	$134,690,453
In affiliated securities, at value (cost $12,636,577)	12,636,577

Total investments, at value (cost $120,192,658)	147,327,030
Foreign currency, at value (cost $126,651)	116,424
Receivable for investments sold	583,022
Receivable for dividends and interest	1,298,233
Prepaid expenses and other assets	2,628

Total assets	149,327,337

Liabilities
Dividends payable	692,078
Payable for investments purchased	1,599,294
Secured borrowing payable	22,004,402
Advisory fee payable	70,373
Administration fee payable	5,864
Accrued expenses and other liabilities	102,828

Total liabilities	24,474,839

Total net assets	$124,852,498

NET ASSETS CONSIST OF
Paid-in capital	$151,438,236
Overdistributed net investment income	(670,697)
Accumulated net realized losses on investments	(53,036,407)
Net unrealized gains on investments	27,121,366

Total net assets	$124,852,498

NET ASSET VALUE PER SHARE
Based on $124,852,498 divided by 9,231,183 shares issued and outstanding (unlimited number of shares authorized)	$13.53

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2015 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	15

Investment income
Dividends (net of foreign withholding taxes of $215,324)	$2,760,154
Interest	1,461,948
Income from affiliated securities	3,845

Total investment income	4,225,947

Expenses
Advisory fee	437,194
Administration fee	36,433
Custody and accounting fees	12,544
Professional fees	36,734
Shareholder report expenses	24,439
Trustees’ fees and expenses	7,489
Transfer agent fees	16,978
Interest expense	99,187
Secured borrowing fees	2,221
Other fees and expenses	4,853

Total expenses	678,072

Net investment income	3,547,875

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(1,486,582)
Net change in unrealized gains (losses) on investments	(732,804)

Net realized and unrealized gains (losses) on investments	(2,219,386)

Net increase in net assets resulting from operations	$1,328,489

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Utilities and High Income Fund	Statement of changes in net assets

	Six months ended February 28, 2015 (unaudited)	Year ended August 31, 2014

Operations
Net investment income	$3,547,875	$8,968,521
Net realized gains (losses) on investments	(1,486,582)	1,474,455
Net change in unrealized gains (losses) on investments	(732,804)	12,542,009

Net increase in net assets resulting from operations	1,328,489	22,984,985

Distributions to shareholders from
Net investment income	(4,154,032)	(8,308,065)

Total increase (decrease) in net assets	(2,825,543)	14,676,920

Net assets
Beginning of period	127,678,041	113,001,121

End of period	$124,852,498	$127,678,041

Undistributed (overdistributed) net investment income	$(670,697)	$105,977

The accompanying notes are an integral part of these financial statements.

Statement of cash flows—six months ended February 28, 2015 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	17

Cash flows from operating activities:
Net increase in net assets resulting from operations	$1,328,489

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchase of securities	(26,816,743)
Proceeds from sale of securities	32,098,107
Amortization	7,202
Proceeds from short-term securities, net	(7,343,665)
Increase in dividends and interest receivable	(58,191)
Increase in receivable for investments sold	(573,022)
Decrease in prepaid expenses and other assets	579
Increase in payable for securities purchased	1,433,938
Decrease in advisory fee payable	(6,863)
Decrease in administration fee payable	(572)
Decrease in accrued expenses and other liabilities	(47,179)
Change in unrealized gains (losses) on investments	732,804
Net realized losses on investments	1,486,582

Net cash provided by operating activities	2,241,466

Cash flows from financing activities:
Cash distributions paid	(4,154,032)
Decrease in secured borrowing	6,694

Net cash used in financing activities	(4,147,338)

Net increase in cash	(1,905,872)

Cash (including foreign currency):
Beginning of period	$2,022,296

End of period	$116,424

Supplemental cash disclosure:
Cash paid for interest	$105,881

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Utilities and High Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2015 (unaudited)	Year ended August 31
		2014	2013	2012	2011	2010
Net asset value, beginning of period	$13.83	$12.24	$11.74	$11.75	$11.23	$11.38
Net investment income	0.38	0.97 [1]	0.87 [1]	0.87 [1]	0.99 [1]	0.59 [1]
Net realized and unrealized gains (losses) on investments	(0.23)	1.52	0.53	0.02	0.43	0.41

Total from investment operations	0.15	2.49	1.40	0.89	1.42	1.00
Distributions to shareholders from
Net investment income	(0.45)	(0.90)	(0.90)	(0.90)	(0.90)	(0.53)[1]
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.62)[1]

Total distributions to shareholders	(0.45)	(0.90)	(0.90)	(0.90)	(0.90)	(1.15)
Net asset value, end of period	$13.53	$13.83	$12.24	$11.74	$11.75	$11.23
Market value, end of period	$13.48	$12.87	$12.04	$11.92	$11.03	$11.23
Total return based on market value[2]	8.35%	14.89%	8.93%	17.03%	5.99%	(1.24)%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.11%	1.25%	1.20%	1.24%	2.52%
Net expenses	1.09%	1.11%	1.25%	1.20%	1.24%	1.52%
Net investment income	5.73%	7.38%	7.11%	7.48%	8.14%	5.19%
Supplemental data
Portfolio turnover rate	18%	29%	65%	48%	64%	59%
Net assets, end of period (000s omitted)	$124,852	$127,678	$113,001	$108,327	$108,146	$103,245

Borrowings outstanding, end of period (000s omitted)	$22,000	$22,000	$22,000	$22,000	$22,000	$22,000
Asset coverage per $1,000 of borrowing, end of period	$6,675	$6,804	$6,136	$5,866	$5,916	$5,693

[1]	Calculated based upon average shares outstanding

[2]	Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares.

[3]	Ratios include interest expense relating to interest associated with borrowings and/or leverage transactions as follows:

Six months ended February 28, 2015 (unaudited)	0.16%
Year ended August 31, 2014	0.19%
Year ended August 31, 2013	0.21%
Year ended August 31, 2012	0.25%
Year ended August 31, 2011	0.25%
Year ended August 31, 2010	0.19%

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	19

1. ORGANIZATION

Wells Fargo Advantage Utilities and High Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on February 4, 2004. Originally classified as non-diversified, the Fund now is classified as a diversified closed-end management investment company and is registered under the Investment Company Act of 1940, as amended. As an investment company, the Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Non-listed OTC options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2015, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange

20	Wells Fargo Advantage Utilities and High Income Fund	Notes to financial statements (unaudited)

or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Options

The Fund is subject to interest rate and equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Notes to financial statements (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	21

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of August 31 2014, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

		No expiration
2017	2018	Short-term
$20,548,693	$27,435,579	$3,278,428

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22	Wells Fargo Advantage Utilities and High Income Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Energy	$11,962,775	$0	$0	$11,962,775
Industrials	5,164,244	0	0	5,164,244
Telecommunication services	4,399,621	0	0	4,399,621
Utilities	57,453,393	0	0	57,453,393

Corporate bonds and notes	0	36,165,247	0	36,165,247

Loans	0	2,036,304	961,381	2,997,685

Preferred stocks
Financials	89,986	0	0	89,986
Utilities	10,997,516	2,509,038	0	13,506,554

Warrants
Utilities	0	61,760	0	61,760

Yankee corporate bonds and notes	0	2,889,188	0	2,889,188

Short-term investments
Investment companies	12,636,577	0	0	12,636,577
Total assets	$102,704,112	$43,661,537	$961,381	$147,327,030

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”) is the adviser to the Fund and is entitled to receive a fee at an annual rate of 0.60% of the Fund’s average daily total assets. Total assets consist of net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets.

Funds Management has retained the services of certain investment subadvisers to provide daily portfolio management to the Fund. The fees for subadvisory services are borne by Funds Management. Wells Capital Management Incorporated (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo) and Crow Point Partners, LLC are each investment subadvisers to the Fund and are each entitled to receive a fee from Funds Management at an annual rate of 0.20% of the Fund’s average daily total assets.

Administration fee

Funds Management also serves as the administrator to the Fund, providing the Fund with a wide range of administrative services necessary to the operation of the Fund. Funds Management is entitled to receive an annual administration fee from the Fund equal to 0.05% of the Fund’s average daily total assets.

5. CAPITAL SHARE TRANSACTIONS

The Fund has authorized an unlimited number of shares with no par value. For the six months ended February 28, 2015 and the year ended August 31, 2014, the Fund did not issue any shares.

6. BORROWINGS

The Fund has borrowed approximately $22 million through a secured debt financing agreement administered by a major financial institution (the “Facility”). The Facility has a commitment amount of $25 million which expires on March 6, 2015, at which point it may be renegotiated and potentially renewed for another one-year term. At February 28, 2015, the Fund had secured borrowings outstanding in the amount of $22,004,402 (including accrued interest and usage and commitment fees payable).

Notes to financial statements (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	23

The Fund’s borrowings under the Facility are generally charged interest at a rate determined by the type of loan elected by the Fund. During the six months ended February 28, 2015, an effective interest rate of 0.91% was incurred on the borrowings. Interest expense of $99,187, representing 0.16% of the Fund’s average daily net assets, was incurred during the six months ended February 28, 2015.

The Fund has pledged all of its assets to secure the borrowings and pays a commitment fee at an annual rate equal to 0.15% of average daily unutilized amounts of the $25 million commitment amount.

7. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2015 were $24,319,104 and $29,250,079, respectively.

As of February 28, 2015, the Fund had unfunded term loan commitments of $123,554.

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in utilities companies and, therefore, would be more affected by changes in that industry than would be a fund whose investments are not heavily weighted in the sector.

9. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to shareholders:

Declaration date	Record date	Payable date	Per share amount
February 19, 2015	March 16, 2015	April 1, 2015	$0.075
March 27, 2015	April 15, 2015	May 1, 2015	0.075
April 24, 2015	May 13, 2015	June 1, 2015	0.075

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

24	Wells Fargo Advantage Utilities and High Income Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

ANNUAL MEETING OF SHAREHOLDERS

On December 8, 2014, an Annual Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 – Election of Trustees:

Net assets voted “For”	Isaiah Harris, Jr.	$106,899,296
Net assets voted “Against”		$5,148,707
Net assets voted “For”	David F. Larcker	$107,279,695
Net assets voted “Against”		$4,768,308
Net assets voted “For”	Olivia S. Mitchell	$106,834,503
Net assets voted “Against”		$5,213,500

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	25

BOARD OF TRUSTEES AND OFFICERS

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of the Fund. Each of the Trustees and Officers1 listed below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust, and four closed-end funds, including the Fund (collectively the “Fund Complex”). The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. The Board of Trustees is classified into three classes of which one is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Officer serves an indefinite term.

Independent Trustees

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2010; Audit Committee Chairman, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

26	Wells Fargo Advantage Utilities and High Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2004	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 2010	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Officer, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2005	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 60 funds and Assistant Treasurer of 73 funds in the Fund Complex.

Automatic dividend reinvestment plan	Wells Fargo Advantage Utilities and High Income Fund	27

AUTOMATIC DIVIDEND REINVESTMENT PLAN

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open-market (open-market purchases) on the NYSE Amex or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 30170, College Station, Texas 77842-3170 or by calling 1-800-730-6001.

28	Wells Fargo Advantage Utilities and High Income Fund	Other information (unaudited)

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

Transfer Agent, Registrar, Shareholder Servicing

Agent & Dividend Disbursing Agent

Computershare Trust Company, N.A.

P.O. Box 30170

College Station, TX 77842-3170

1-800-730-6001

Website: wellsfargoadvantagefunds.com

Wells Fargo Funds Management, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Certain material contained in this report may be considered marketing material and has been reviewed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

232061 04-15 SUHIF/SAR152 02-15

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

Wells Fargo Advantage Utilities and High Income Fund included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for Wells Fargo Advantage Utilities and High Income Fund is filed under this Item.

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	1

Security name	Shares	Value

Common Stocks: 63.26%

Energy: 9.58%

Oil, Gas & Consumable Fuels: 9.58%
Cenovus Energy Incorporated	75,000	$1,296,750
Energen Corporation	15,000	969,600
EQT Corporation	15,000	1,197,150
Spectra Energy Corporation	75,000	2,661,750
The Williams Companies Incorporated	100,000	4,904,000
Veresen Incorporated	75,000	933,525

		11,962,775

Industrials: 4.14%

Air Freight & Logistics: 4.09%
Deutsche Post AG	150,000	5,107,904

Construction & Engineering: 0.05%
Ameresco Incorporated Class A †	9,000	56,340

Telecommunication Services: 3.52%

Diversified Telecommunication Services: 2.19%
BCE Incorporated	16,000	700,960
Verizon Communications Incorporated	41,291	2,041,840

		2,742,800

Wireless Telecommunication Services: 1.33%
Cellcom Israel Limited †	58,900	347,771
Shenandoah Telecommunications Company	45,000	1,309,050

		1,656,821

Utilities: 46.02%

Electric Utilities: 31.70%
American Electric Power Company Incorporated	100,000	5,758,000
Chesapeake Utilities Corporation	300	14,160
Duke Energy Corporation	30,514	2,396,875
Edison International	75,000	4,818,750
Endesa SA	80,000	1,617,699
Enel SpA	200,000	921,650
Entergy Corporation	1,000	79,510
Eversource Energy	90,000	4,657,500
Exelon Corporation	16,000	542,720
Great Plains Energy Incorporated	175,000	4,656,750
IDACORP Incorporated	25,000	1,565,500
ITC Holdings Corporation	135,000	5,228,550
NextEra Energy Incorporated	50,000	5,173,000
Pepco Holdings Incorporated	100	2,714
PNM Resources Incorporated	75,000	2,141,250

		39,574,628

2	Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name			Shares	Value

Gas Utilities: 0.83%
New Jersey Resources Corporation			200	$12,516
Snam SpA			200,000	1,012,069
South Jersey Industries Incorporated			200	11,336

				1,035,921

Multi-Utilities: 11.32%
Alliant Energy Corporation			4,000	254,400
CenterPoint Energy Incorporated			50,000	1,039,500
Dominion Resources Incorporated			300	21,627
MDU Resources Group Incorporated			500	11,150
Public Service Enterprise Group Incorporated			50,000	2,103,000
Sempra Energy			19,900	2,153,180
Suez Environnement Company SA			275,000	4,906,895
TECO Energy Incorporated			50,000	981,500
Veolia Environnement SA			137,000	2,667,592

				14,138,844

Water Utilities: 2.17%
American Water Works Company Incorporated			50,000	2,704,000

Total Common Stocks (Cost $53,882,275)				78,980,033

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes: 28.97%

Consumer Discretionary: 4.92%

Auto Components: 0.47%
Allison Transmission Incorporated 144A	7.13%	5-15-2019	$340,000	354,875
Cooper Tire & Rubber Company (i)	7.63	3-15-2027	190,000	201,400
Goodyear Tire & Rubber Company	7.00	5-15-2022	25,000	27,625

				583,900

Distributors: 0.06%
LKQ Corporation	4.75	5-15-2023	75,000	73,875

Diversified Consumer Services: 0.49%
Service Corporation International	6.75	4-1-2016	100,000	104,250
Service Corporation International	7.00	6-15-2017	25,000	27,250
Service Corporation International	7.50	4-1-2027	351,000	408,915
Service Corporation International	7.63	10-1-2018	25,000	28,563
Service Corporation International	8.00	11-15-2021	40,000	47,200

				616,178

Hotels, Restaurants & Leisure: 1.38%
CCM Merger Incorporated 144A	9.13	5-1-2019	465,000	505,688
Greektown Holdings LLC 144A	8.88	3-15-2019	565,000	603,138
Hilton Worldwide Finance LLC	5.63	10-15-2021	15,000	15,919
Pinnacle Entertainment Incorporated	7.50	4-15-2021	355,000	375,856

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Hotels, Restaurants & Leisure (continued)
Speedway Motorsports Incorporated 144A	5.13%	2-1-2023	$100,000	$102,750
Speedway Motorsports Incorporated	6.75	2-1-2019	120,000	124,272

				1,727,623

Household Durables: 0.15%
American Greetings Corporation	7.38	12-1-2021	150,000	160,125
Tempur Sealy International Incorporated	6.88	12-15-2020	25,000	26,813

				186,938

Media: 2.04%
Cablevision Systems Corporation	8.63	9-15-2017	145,000	164,031
CCO Holdings LLC	7.38	6-1-2020	125,000	134,063
CCO Holdings LLC	5.13	2-15-2023	40,000	40,300
CCOH Safari LLC	5.50	12-1-2022	35,000	36,181
CCOH Safari LLC	5.75	12-1-2024	335,000	346,725
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	15,000	14,981
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	85,000	84,894
Cinemark USA Incorporated	7.38	6-15-2021	75,000	80,438
CSC Holdings LLC	7.63	7-15-2018	45,000	50,850
CSC Holdings LLC	7.88	2-15-2018	75,000	84,656
CSC Holdings LLC	8.63	2-15-2019	125,000	145,781
DISH DBS Corporation	5.88	11-15-2024	15,000	14,925
DISH DBS Corporation	7.88	9-1-2019	115,000	129,519
EchoStar DBS Corporation	7.13	2-1-2016	50,000	52,188
Gray Television Incorporated	7.50	10-1-2020	500,000	520,000
Lamar Media Corporation	5.88	2-1-2022	75,000	79,688
LIN Television Corporation	6.38	1-15-2021	25,000	25,813
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	35,000	37,538
National CineMedia LLC	6.00	4-15-2022	155,000	158,875
National CineMedia LLC	7.88	7-15-2021	100,000	106,250
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	145,000	153,700
Outfront Media Capital Corporation	5.25	2-15-2022	15,000	15,713
Outfront Media Capital Corporation	5.88	3-15-2025	65,000	68,900

				2,546,009

Specialty Retail: 0.33%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	40,000	40,800
Century Intermediate Holding Company (PIK at 10.50%) 144A¥	9.75	2-15-2019	15,000	15,956
Chinos Intermediate Holdings A Incorporated 144A	7.75	5-1-2019	25,000	22,250
Penske Auto Group Incorporated	5.38	12-1-2024	85,000	87,975
Penske Auto Group Incorporated	5.75	10-1-2022	80,000	83,800
Sonic Automotive Incorporated	5.00	5-15-2023	70,000	70,000
Sonic Automotive Incorporated	7.00	7-15-2022	80,000	87,400

				408,181

Consumer Staples: 0.23%

Beverages: 0.05%
Cott Beverages Incorporated 144A	6.75	1-1-2020	60,000	60,000

4	Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Food Products: 0.18%
B&G Foods Incorporated	4.63%	6-1-2021	$30,000	$30,000
Darling Ingredients Incorporated	5.38	1-15-2022	15,000	15,150
Simmons Foods Incorporated 144A	7.88	10-1-2021	175,000	175,000

				220,150

Energy: 5.94%

Energy Equipment & Services: 2.44%
Bristow Group Incorporated	6.25	10-15-2022	265,000	259,700
Cleaver Brooks Incorporated 144A(i)	8.75	12-15-2019	40,000	40,900
Compressco Partners LP 144A	7.25	8-15-2022	95,000	82,650
Era Group Incorporated	7.75	12-15-2022	334,000	317,300
Forum Energy Technologies Incorporated	6.25	10-1-2021	15,000	14,100
Gulfmark Offshore Incorporated	6.38	3-15-2022	470,000	386,575
Hilcorp Energy Company 144A	5.00	12-1-2024	50,000	47,125
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	230,000	195,500
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	235,000	215,025
NGPL PipeCo LLC 144A	7.12	12-15-2017	300,000	298,500
NGPL PipeCo LLC 144A	7.77	12-15-2037	715,000	768,625
NGPL PipeCo LLC 144A	9.63	6-1-2019	35,000	35,088
PHI Incorporated	5.25	3-15-2019	405,000	368,550
Pride International Incorporated	8.50	6-15-2019	10,000	11,888

				3,041,526

Oil, Gas & Consumable Fuels: 3.50%
Arch Coal Incorporated	7.00	6-15-2019	100,000	30,000
CVR Refining LLC	6.50	11-1-2022	68,000	68,340
Denbury Resources Incorporated	4.63	7-15-2023	45,000	40,331
Denbury Resources Incorporated	5.50	5-1-2022	5,000	4,675
Denbury Resources Incorporated	6.38	8-15-2021	25,000	24,000
El Paso LLC	6.50	9-15-2020	45,000	51,910
El Paso LLC	7.00	6-15-2017	50,000	55,340
El Paso LLC (i)	7.42	2-15-2037	90,000	108,988
El Paso LLC	7.80	8-1-2031	100,000	123,776
Energy XXI Gulf Coast Incorporated 144A	6.88	3-15-2024	170,000	85,000
Energy XXI Gulf Coast Incorporated	7.75	6-15-2019	50,000	26,500
Exterran Partners LP	6.00	4-1-2021	225,000	208,688
Northern Tier Energy LLC	7.13	11-15-2020	215,000	221,988
Overseas Shipholding Group Incorporated	7.50	2-15-2021	150,000	141,750
Overseas Shipholding Group Incorporated	8.13	3-30-2018	175,000	175,000
Pioneer Natural Resources Company	7.50	1-15-2020	145,000	172,488
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	260,000	272,350
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	330,000	364,650
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	205,000	236,775
Sabine Pass Liquefaction LLC	5.63	2-1-2021	75,000	76,781
Sabine Pass Liquefaction LLC	5.63	4-15-2023	90,000	92,025
Sabine Pass Liquefaction LLC	5.75	5-15-2024	50,000	51,125
Sabine Pass Liquefaction LLC	6.25	3-15-2022	200,000	210,500
Sabine Pass LNG LP	6.50	11-1-2020	395,000	407,838
Sabine Pass LNG LP	7.50	11-30-2016	370,000	391,275

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
SemGroup Corporation	7.50%	6-15-2021	$220,000	$231,000
Suburban Propane Partners LP	5.50	6-1-2024	20,000	20,400
Suburban Propane Partners LP	7.38	8-1-2021	26,000	28,145
Swift Energy Company	7.13	6-1-2017	397,000	228,275
Swift Energy Company	8.88	1-15-2020	75,000	37,500
Ultra Petroleum Corporation 144A	5.75	12-15-2018	35,000	33,950
Ultra Petroleum Corporation 144A	6.13	10-1-2024	160,000	152,000

				4,373,363

Financials: 4.68%

Banks: 0.14%
CIT Group Incorporated 144A	5.50	2-15-2019	100,000	106,870
CIT Group Incorporated 144A	6.63	4-1-2018	65,000	70,931

				177,801

Capital Markets: 0.47%
Jefferies Finance LLC 144A	6.88	4-15-2022	300,000	289,500
Jefferies Finance LLC 144A	7.38	4-1-2020	80,000	79,200
Jefferies Finance LLC 144A	7.50	4-15-2021	225,000	222,188

				590,888

Consumer Finance: 1.61%
Ally Financial Incorporated	8.00	3-15-2020	53,000	63,468
Ford Motor Credit Company LLC	8.00	12-15-2016	25,000	27,798
General Motors Financial Company Incorporated	6.75	6-1-2018	95,000	107,469
Homer City Generation (PIK at 9.23%) LLC ¥	8.73	10-1-2026	146,599	149,531
Navient Corporation	8.00	3-25-2020	355,000	413,131
SLM Corporation	6.13	3-25-2024	140,000	140,700
SLM Corporation	7.25	1-25-2022	70,000	77,350
SLM Corporation	8.45	6-15-2018	125,000	142,813
Springleaf Finance Corporation	5.40	12-1-2015	140,000	142,975
Springleaf Finance Corporation	5.75	9-15-2016	50,000	52,000
Springleaf Finance Corporation	6.00	6-1-2020	175,000	179,813
Springleaf Finance Corporation	6.50	9-15-2017	50,000	53,000
Springleaf Finance Corporation	6.90	12-15-2017	243,000	262,440
Springleaf Finance Corporation	7.75	10-1-2021	37,000	41,810
Springleaf Finance Corporation	8.25	10-1-2023	135,000	153,900

				2,008,198

Diversified Financial Services: 0.42%
Denali Borrower LLC 144A	5.63	10-15-2020	330,000	351,450
Infinity Acquisition LLC 144A	7.25	8-1-2022	185,000	171,588

				523,038

Insurance: 0.18%
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	225,000	223,875

6	Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Real Estate Management & Development: 0.37%
Hockey Merger Sub 2 Incorporated 144A	7.88%	10-1-2021	$150,000	$154,125
Onex Corporation 144A	7.75	1-15-2021	300,000	305,250

				459,375

REITs: 1.49%
Crown Castle International Corporation	4.88	4-15-2022	35,000	36,663
Crown Castle International Corporation	5.25	1-15-2023	75,000	79,125
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	340,000	355,300
Iron Mountain Incorporated	5.75	8-15-2024	400,000	405,000
Iron Mountain Incorporated	6.00	8-15-2023	205,000	215,250
Iron Mountain Incorporated	7.75	10-1-2019	30,000	32,063
Iron Mountain Incorporated	8.38	8-15-2021	64,000	66,752
Omega Healthcare Investors Incorporated	6.75	10-15-2022	125,000	131,875
Sabra Health Care Incorporated	5.38	6-1-2023	50,000	52,938
Sabra Health Care Incorporated	5.50	2-1-2021	105,000	112,088
The Geo Group Incorporated	5.13	4-1-2023	100,000	102,000
The Geo Group Incorporated	5.88	1-15-2022	205,000	216,275
The Geo Group Incorporated	5.88	10-15-2024	35,000	36,663
The Geo Group Incorporated	6.63	2-15-2021	20,000	21,150

				1,863,142

Health Care: 2.84%

Health Care Equipment & Supplies: 0.38%
Crimson Merger Sub Incorporated 144A	6.63	5-15-2022	370,000	343,175
Hologic Incorporated	6.25	8-1-2020	125,000	130,938

				474,113

Health Care Providers & Services: 1.68%
Acadia Healthcare Company Incorporated 144A	5.63	2-15-2023	15,000	15,488
Aviv Healthcare Properties LP	6.00	10-15-2021	40,000	42,800
Aviv Healthcare Properties LP	7.75	2-15-2019	150,000	156,300
Capella Healthcare Incorporated	9.25	7-1-2017	430,000	447,200
Centene Corporation	5.75	6-1-2017	75,000	79,688
Community Health Systems Incorporated	6.88	2-1-2022	160,000	170,400
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	55,000	59,331
HCA Incorporated	5.88	3-15-2022	25,000	28,100
HCA Incorporated	6.50	2-15-2020	175,000	199,063
HealthSouth Corporation	5.75	11-1-2024	25,000	26,125
HealthSouth Corporation	7.75	9-15-2022	82,000	87,330
HealthSouth Corporation	8.13	2-15-2020	60,000	62,550
MPT Operating Partnership LP	6.38	2-15-2022	70,000	75,950
MPT Operating Partnership LP	6.88	5-1-2021	125,000	134,844
Select Medical Corporation	6.38	6-1-2021	455,000	457,275
Tenet Healthcare Corporation	6.00	10-1-2020	50,000	54,438

				2,096,882

Health Care Technology: 0.31%
Emdeon Incorporated	11.00	12-31-2019	355,000	389,613

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals: 0.47%
Endo Finance LLC 144A	5.75%	1-15-2022	$65,000	$68,494
Endo Finance LLC 144A	6.00	2-1-2025	50,000	52,938
Endo Finance LLC 144A	7.25	1-15-2022	180,000	193,275
Par Pharmaceutical Company	7.38	10-15-2020	64,000	67,840
Pinnacle Incorporated 144A	9.50	10-1-2023	21,000	23,625
Salix Pharmaceuticals Incorporated 144A	6.50	1-15-2021	150,000	168,000
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	5,000	5,088

				579,260

Industrials: 1.69%

Airlines: 0.14%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	100,000	113,870
Aviation Capital Group Corporation 144A	7.13	10-15-2020	50,000	57,545

				171,415

Commercial Services & Supplies: 0.65%
ADT Corporation	4.13	6-15-2023	85,000	80,963
ADT Corporation	6.25	10-15-2021	300,000	324,750
Covanta Holding Corporation	5.88	3-1-2024	80,000	83,200
Covanta Holding Corporation	6.38	10-1-2022	195,000	210,113
Covanta Holding Corporation	7.25	12-1-2020	110,000	117,700

				816,726

Construction & Engineering: 0.18%
AECOM 144A	5.75	10-15-2022	15,000	15,713
AECOM 144A	5.88	10-15-2024	200,000	212,500

				228,213

Trading Companies & Distributors: 0.72%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	350,000	380,625
H&E Equipment Services Incorporated	7.00	9-1-2022	355,000	364,763
International Lease Finance Corporation 144A	7.13	9-1-2018	35,000	39,813
International Lease Finance Corporation	8.63	9-15-2015	75,000	77,531
Light Tower Rentals Incorporated 144A	8.13	8-1-2019	45,000	32,400

				895,132

Information Technology: 2.32%

Electronic Equipment, Instruments & Components: 0.69%
Jabil Circuit Incorporated	8.25	3-15-2018	620,000	716,100
Zebra Technologies Corporation 144A	7.25	10-15-2022	135,000	145,800

				861,900

Internet Software & Services: 0.11%
Sophia Holding Finance LP (PIK at 10.38%) 144A¥	9.63	12-1-2018	140,000	141,400

IT Services: 0.98%
Audatex North America Incorporated 144A	6.00	6-15-2021	155,000	164,688
Audatex North America Incorporated 144A	6.13	11-1-2023	60,000	63,600

8	Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

IT Services (continued)
First Data Corporation 144A	6.75%	11-1-2020	$52,000	$55,770
First Data Corporation 144A	7.38	6-15-2019	110,000	115,533
First Data Corporation 144A	8.88	8-15-2020	25,000	26,813
First Data Corporation	11.75	8-15-2021	375,000	436,875
SunGard Data Systems Incorporated	6.63	11-1-2019	35,000	36,400
SunGard Data Systems Incorporated	7.38	11-15-2018	253,000	263,436
SunGard Data Systems Incorporated	7.63	11-15-2020	60,000	64,200

				1,227,315

Semiconductors & Semiconductor Equipment: 0.10%
Micron Technology Incorporated	5.88	2-15-2022	115,000	121,469

Software: 0.10%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	45,000	48,150
Activision Blizzard Incorporated 144A	6.13	9-15-2023	10,000	11,063
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	80,000	67,600

				126,813

Technology Hardware, Storage & Peripherals: 0.34%
NCR Corporation	5.88	12-15-2021	15,000	15,525
NCR Corporation	6.38	12-15-2023	383,000	405,023

				420,548

Materials: 0.52%

Chemicals: 0.02%
Celanese US Holdings LLC	5.88	6-15-2021	20,000	21,750

Containers & Packaging: 0.35%
Crown Americas LLC	6.25	2-1-2021	20,000	21,200
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	5,000	5,688
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	50,000	48,000
Owens-Illinois Incorporated	7.80	5-15-2018	60,000	67,500
Sealed Air Corporation 144A	8.38	9-15-2021	215,000	243,219
Silgan Holdings Incorporated	5.00	4-1-2020	50,000	51,875

				437,482

Paper & Forest Products: 0.15%
Georgia-Pacific LLC	8.88	5-15-2031	125,000	192,292

Telecommunication Services: 3.75%

Diversified Telecommunication Services: 1.80%
Citizens Communications Company	7.88	1-15-2027	200,000	205,500
Frontier Communications Corporation	8.13	10-1-2018	60,000	68,250
GCI Incorporated	6.75	6-1-2021	170,000	172,444
GCI Incorporated	8.63	11-15-2019	428,000	447,795
Level 3 Financing Incorporated	8.13	7-1-2019	74,000	78,255
Level 3 Financing Incorporated	5.38	8-15-2022	110,000	113,816
Level 3 Financing Incorporated 144A	5.63	2-1-2023	65,000	67,275

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
Level 3 Financing Incorporated	6.13%	1-15-2021	$80,000	$84,500
Level 3 Financing Incorporated	7.00	6-1-2020	15,000	16,128
Qwest Corporation	7.25	9-15-2025	125,000	144,692
Qwest Corporation	7.63	8-3-2021	20,000	21,550
Syniverse Holdings Incorporated	9.13	1-15-2019	525,000	546,000
Windstream Corporation	7.88	11-1-2017	265,000	286,863

				2,253,068

Wireless Telecommunication Services: 1.95%
MetroPCS Wireless Incorporated	6.63	11-15-2020	240,000	253,200
SBA Communications Corporation 144A	4.88	7-15-2022	85,000	85,000
SBA Communications Corporation	5.63	10-1-2019	10,000	10,525
SBA Communications Corporation	5.75	7-15-2020	100,000	105,250
Sprint Capital Corporation	6.88	11-15-2028	1,100,000	1,034,000
Sprint Capital Corporation	8.75	3-15-2032	105,000	110,906
Sprint Communications Incorporated 144A	9.00	11-15-2018	25,000	29,063
Sprint Communications Incorporated	11.50	11-15-2021	25,000	30,875
Sprint Corporation	7.13	6-15-2024	70,000	69,650
Sprint Corporation	7.25	9-15-2021	10,000	10,250
Sprint Corporation	7.88	9-15-2023	10,000	10,325
T-Mobile USA Incorporated	6.13	1-15-2022	5,000	5,263
T-Mobile USA Incorporated	6.38	3-1-2025	135,000	141,075
T-Mobile USA Incorporated	6.46	4-28-2019	10,000	10,388
T-Mobile USA Incorporated	6.50	1-15-2024	5,000	5,250
T-Mobile USA Incorporated	6.54	4-28-2020	10,000	10,600
T-Mobile USA Incorporated	6.63	4-1-2023	35,000	37,188
T-Mobile USA Incorporated	6.63	4-28-2021	65,000	69,144
T-Mobile USA Incorporated	6.73	4-28-2022	305,000	325,588
T-Mobile USA Incorporated	6.84	4-28-2023	75,000	79,875

				2,433,415

Utilities: 2.08%

Electric Utilities: 1.41%
ComEd Financing III	6.35	3-15-2033	1,340,000	1,370,603
IPALCO Enterprises Incorporated 144A	7.25	4-1-2016	145,000	152,613
Otter Tail Corporation (i)	9.00	12-15-2016	215,000	241,630

				1,764,846

Gas Utilities: 0.22%
AmeriGas Finance LLC	6.75	5-20-2020	175,000	186,813
AmeriGas Finance LLC	7.00	5-20-2022	75,000	80,250

				267,063

Independent Power & Renewable Electricity Producers: 0.45%
Calpine Corporation 144A	5.88	1-15-2024	20,000	21,700
Calpine Corporation 144A	6.00	1-15-2022	40,000	43,620
Calpine Corporation 144A	7.88	1-15-2023	48,000	53,940
NSG Holdings LLC 144A	7.75	12-15-2025	335,904	361,937

10	Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Independent Power & Renewable Electricity Producers (continued)
Reliant Energy Incorporated (i)	9.24%	7-2-2017	$49,955	$52,828
Reliant Energy Incorporated (i)	9.68	7-2-2026	10,000	10,850
TerraForm Power Operating LLC 144A	5.88	2-1-2023	15,000	15,597

				560,472

Total Corporate Bonds and Notes (Cost $34,653,059)				36,165,247

Loans: 2.40%
Accellent Incorporated ±<%%	7.50	3-11-2022	57,692	54,663
Alliance Laundry Systems LLC ±	9.50	12-10-2019	159,122	159,321
Applied Systems Incorporated ±	7.50	1-24-2022	25,000	24,775
Asurion LLC ±	8.50	3-3-2021	25,000	25,156
CCM Merger Incorporated ±	4.50	8-8-2021	43,969	44,024
Centaur Acquisition LLC ±	8.75	2-20-2020	135,000	135,844
Focus Brands Incorporated ±(i)	10.25	8-21-2018	176,935	177,819
HGIM Corporation ±<%%	5.50	6-18-2020	229,148	160,158
Interactive Data Corporation ±	4.75	5-2-2021	139,300	139,648
Learfield Communications Incorporated ±	8.75	10-9-2021	212,434	212,169
LM U.S. Corp Acquisition Incorporated ±(i)	8.25	1-25-2021	10,000	9,950
Neff Rental LLC ±	7.25	6-9-2021	49,983	48,983
nTelos Incorporated ±	5.75	11-9-2019	155,000	130,200
Peak 10 Incorporated ±	8.25	6-17-2022	30,000	28,675
Sedgwick Claims Management Services Incorporated ±	6.75	2-28-2022	55,000	53,763
Spin Holdco Incorporated ±	4.25	11-14-2019	118,602	117,676
Tallgrass Operations LLC ±	5.44	11-13-2018	84,844	84,137
Texas Competitive Electric Holdings Company LLC ±(s)	4.66	10-10-2015	1,471,940	931,002
TGI Friday’s Incorporated ±	9.25	7-15-2021	45,000	45,000
TWCC Holdings Corporation ±	7.00	6-26-2020	275,000	255,406
Vertafore Incorporated ±	9.75	10-29-2017	35,000	35,140
W3 Company ±(i)	9.25	9-13-2020	19,950	18,803
WASH Multifamily Laundry Systems LLC ±	4.50	2-21-2019	108,075	105,373

Total Loans (Cost $3,589,380)				2,997,685

	Dividend yield		Shares
Preferred Stocks: 10.89%

Financials: 0.07%

Banks: 0.07%
GMAC Capital Trust I ±	7.80		3,457	89,986

Utilities: 10.82%

Electric Utilities: 10.82%
Alabama Power Company	6.45		20,576	568,412
Entergy Arkansas Incorporated	4.75		65,000	1,537,250
Entergy Arkansas Incorporated	4.90		80,000	1,972,000
Entergy Louisiana LLC	4.70		270,483	6,421,266
Indianapolis Power & Light Company	5.65		20,000	1,940,626
NextEra Energy Capital Holding Incorporated Series I	5.13		44,000	1,067,000

				13,506,554

Total Preferred Stocks (Cost $12,476,809)				13,596,540

Portfolio of investments—February 28, 2015 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund	11

Security name		Expiration date	Shares	Value
Warrants: 0.05%

Utilities: 0.05%

Gas Utilities: 0.05%
Kinder Morgan Incorporated †		5-25-2017	16,000	$61,760

Total Warrants (Cost $30,480)				61,760

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes: 2.31%

Consumer Discretionary: 0.00%

Media: 0.00%
Videotron Limited	9.13%	4-15-2018	$3,000	3,083

Energy: 0.37%

Oil, Gas & Consumable Fuels: 0.37%
Griffin Coal Mining Company Limited 144A(s)(i)	9.50	12-1-2016	93,118	61,977
Teekay Corporation	8.50	1-15-2020	360,000	404,100

				466,077

Financials: 0.02%

Banks: 0.02%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	30,000	31,200

Health Care: 0.32%

Pharmaceuticals: 0.32%
Valeant Pharmaceuticals International Incorporated 144A	5.50	3-1-2023	25,000	25,156
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2018	50,000	53,125
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	300,000	325,500

				403,781

Industrials: 0.04%

Aerospace & Defense: 0.04%
Bombardier Incorporated 144A%%	5.50	9-15-2018	15,000	15,000
Bombardier Incorporated 144A%%	7.50	3-15-2025	30,000	30,000

				45,000

Materials: 0.52%

Containers & Packaging: 0.18%
Ardagh Finance Holdings SA (PIK at 8.63%) 144A¥	8.63	6-15-2019	3,945	4,028
Ardagh Packaging Finance plc 144A	9.13	10-15-2020	210,000	225,225

				229,253

Metals & Mining: 0.26%
Novelis Incorporated	8.38	12-15-2017	100,000	104,500
Novelis Incorporated	8.75	12-15-2020	200,000	217,000

				321,500

12	Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments—February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Paper & Forest Products: 0.08%
Sappi Limited 144A	7.50%	6-15-2032	$100,000	$93,000

Telecommunication Services: 1.04%

Diversified Telecommunication Services: 0.98%
Intelsat Jackson Holdings SA	5.50	8-1-2023	575,000	543,375
Intelsat Jackson Holdings SA	7.25	10-15-2020	175,000	182,000
Intelsat Jackson Holdings SA	7.50	4-1-2021	150,000	157,125
Intelsat Luxembourg SA	7.75	6-1-2021	125,000	115,781
Intelsat Luxembourg SA	8.13	6-1-2023	225,000	209,250
Virgin Media Finance plc 144A	5.38	4-15-2021	10,000	10,575
Virgin Media Finance plc 144A	6.38	4-15-2023	25,000	27,000

				1,245,106

Wireless Telecommunication Services: 0.06%
Telesat Canada Incorporated 144A	6.00	5-15-2017	50,000	51,188

Total Yankee Corporate Bonds and Notes (Cost $2,924,078)				2,889,188

	Yield		Shares
Short-Term Investments: 10.12%

Investment Companies: 10.12%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.10		12,636,577	$12,636,577

Total Short-Term Investments (Cost $12,636,577)				12,636,577

Total investments in securities (Cost $120,192,658) *	118.00%	147,327,030
Other assets and liabilities, net	(18.00)	(22,474,532)

Total net assets	100.00%	$124,852,498

<	All or a portion of the position represents an unfunded loan commitment.

%%	The security is issued on a when-issued basis.

±	Variable rate investment. The rate shown is the rate in effect at period end.

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

*	Cost for federal income tax purposes is $120,714,424 and unrealized gains (losses) consists of:

Gross unrealized gains	$30,683,305
Gross unrealized losses	(4,070,699)

Net unrealized gains	$26,612,606

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Utilities and High Income Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Utilities and High Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Advantage Utilities and High Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 24, 2015

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	April 24, 2015